U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

December 19, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:          Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, the Trust on behalf of its series, the Advantus Strategic Dividend Income Fund and Advantus Short Duration Bond Fund, (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated December 16, 2014, and filed electronically as Post-Effective Amendment No. 153 under the 1933 Act, and Amendment No. 154, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on December 16, 2014.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414)765-6802.

Sincerely,

/s/James R. Arnold

James R. Arnold
President of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.